Sterling Capital Funds

434 Fayetteville Street, Fifth Floor

Raleigh, North Carolina 27601

December 17, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds (the “Trust”): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 100 to its Registration Statement on Form N-1A, which was filed by electronic transmission on December 12, 2013 and effective December 12, 2013:

(i) Prospectus, dated December 12, 2013, relating to Class A and Class C Shares of the Sterling Capital Long/Short Equity Fund;

(ii) Prospectus, dated December 12, 2013, relating to Institutional Shares of the Sterling Capital Long/Short Equity Fund; and

(iii) Statement of Additional Information, dated December 12, 2013, relating to the Class A, Class C and Institutional Shares of the Sterling Capital Long/Short Equity Fund.

STERLING CAPITAL FUNDS
Registrant

/s/ James T. Gillespie
*James T. Gillespie
President

*By:	/s/ Thomas R. Hiller
Thomas R. Hiller, solely in his capacity as Attorney-in-fact, pursuant to power of attorney filed previously